PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Income tax receivable		429,642
Deferred income tax assets (note 10)		8,429,138	7,524,161
Advances to employees		1,134,415	1,022,036
Other current assets		5,099,479	5,079,466
Total prepaid expenses and other current assets	$ 2,427,880	15,092,674	13,625,663